Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000029387 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000029387 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000029387 | New York
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000029387 | California
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000029387 | Texas
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000029387 | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000029387 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000029387 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000029387 | Arizona
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000029387 | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000029387 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000029387 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000029389 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000029389 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000029389 | New York
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000029389 | California
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000029389 | Texas
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000029389 | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000029389 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000029389 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000029389 | Arizona
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000029389 | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000029389 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000029389 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000253712 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000253712 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000253712 | New York
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000253712 | California
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000253712 | Texas
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000253712 | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000253712 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000253712 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253712 | Arizona
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000253712 | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000253712 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253712 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000122658 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000122658 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000122658 | New York
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000122658 | California
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000122658 | Texas
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000122658 | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000122658 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000122658 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000122658 | Arizona
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000122658 | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000122658 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000122658 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000184729 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000184729 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000184729 | New York
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000184729 | California
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000184729 | Texas
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000184729 | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000184729 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000184729 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000184729 | Arizona
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000184729 | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000184729 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000184729 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000029392 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000029392 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000029392 | New York
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000029392 | California
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000029392 | Texas
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000029392 | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000029392 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000029392 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000029392 | Arizona
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000029392 | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000029392 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000029392 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000032942 | FR_575579ZS9
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000032942 | FR_575832GX2
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000032942 | FR_57582RLV6
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000032942 | FR_575579ZP5
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000032942 | FR_57584YNZ8
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000032942 | FR_57584YMG1
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000032942 | FR_57584YT90
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000032942 | FR_57584X4K4
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032942 | FR_57584YPL7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000032942 | FR_57584YLF4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000032942 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000032942 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000032942 | LongFloating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000184731 | FR_575579ZS9
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000184731 | FR_575832GX2
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000184731 | FR_57582RLV6
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000184731 | FR_575579ZP5
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000184731 | FR_57584YNZ8
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000184731 | FR_57584YMG1
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000184731 | FR_57584YT90
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000184731 | FR_57584X4K4
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000184731 | FR_57584YPL7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000184731 | FR_57584YLF4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000184731 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000184731 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000184731 | LongFloating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000032947 | FR_575579ZS9
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000032947 | FR_575832GX2
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000032947 | FR_57582RLV6
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000032947 | FR_575579ZP5
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000032947 | FR_57584YNZ8
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000032947 | FR_57584YMG1
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000032947 | FR_57584YT90
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000032947 | FR_57584X4K4
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032947 | FR_57584YPL7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000032947 | FR_57584YLF4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000032947 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000032947 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000032947 | LongFloating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000032951 | FR_59261AWX1
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000032951 | FR_73358WV84
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000032951 | FR_89602REN1
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000032951 | FR_542691JT8
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000032951 | FR_986082XD2
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000032951 | FR_64990GJN3
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000032951 | FR_64972HU59
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000032951 | FR_898526EZ7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000032951 | FR_986082VR3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000032951 | FR_896035CX8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000032951 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000032951 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169175 | FR_59261AWX1
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000169175 | FR_73358WV84
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000169175 | FR_89602REN1
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169175 | FR_542691JT8
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169175 | FR_986082XD2
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169175 | FR_64990GJN3
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169175 | FR_64972HU59
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169175 | FR_898526EZ7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169175 | FR_986082VR3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169175 | FR_896035CX8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169175 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000169175 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000184732 | FR_59261AWX1
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000184732 | FR_73358WV84
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000184732 | FR_89602REN1
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000184732 | FR_542691JT8
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000184732 | FR_986082XD2
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000184732 | FR_64990GJN3
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000184732 | FR_64972HU59
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000184732 | FR_898526EZ7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000184732 | FR_986082VR3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000184732 | FR_896035CX8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000184732 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000184732 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000032956 | FR_59261AWX1
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000032956 | FR_73358WV84
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000032956 | FR_89602REN1
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000032956 | FR_542691JT8
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000032956 | FR_986082XD2
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000032956 | FR_64990GJN3
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000032956 | FR_64972HU59
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000032956 | FR_898526EZ7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000032956 | FR_986082VR3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000032956 | FR_896035CX8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000032956 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000032956 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029377 | FR_13013JDB9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029377 | FR_74529JQG3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029377 | FR_45750TAB9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029377 | FR_74529JPX7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029377 | FR_13080SWH3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000029377 | FR_564538CT1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000029377 | FR_271843AB0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000029377 | FR_64972GCN2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000029377 | FR_156792KD4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000029377 | FR_13048VXH6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000029377 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000029377 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000029377 | LongFloating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000029377 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029379 | FR_13013JDB9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029379 | FR_74529JQG3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029379 | FR_45750TAB9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029379 | FR_74529JPX7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029379 | FR_13080SWH3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000029379 | FR_564538CT1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000029379 | FR_271843AB0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000029379 | FR_64972GCN2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000029379 | FR_156792KD4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000029379 | FR_13048VXH6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000029379 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000029379 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000029379 | LongFloating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000029379 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000169172 | FR_13013JDB9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169172 | FR_74529JQG3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000169172 | FR_45750TAB9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000169172 | FR_74529JPX7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000169172 | FR_13080SWH3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000169172 | FR_564538CT1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000169172 | FR_271843AB0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000169172 | FR_64972GCN2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000169172 | FR_156792KD4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000169172 | FR_13048VXH6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000169172 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000169172 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000169172 | LongFloating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169172 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000184727 | FR_13013JDB9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000184727 | FR_74529JQG3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000184727 | FR_45750TAB9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000184727 | FR_74529JPX7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000184727 | FR_13080SWH3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000184727 | FR_564538CT1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000184727 | FR_271843AB0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000184727 | FR_64972GCN2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000184727 | FR_156792KD4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000184727 | FR_13048VXH6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000184727 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000184727 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000184727 | LongFloating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000184727 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029380 | FR_13013JDB9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029380 | FR_74529JQG3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029380 | FR_45750TAB9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029380 | FR_74529JPX7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029380 | FR_13080SWH3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000029380 | FR_564538CT1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000029380 | FR_271843AB0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000029380 | FR_64972GCN2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000029380 | FR_156792KD4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000029380 | FR_13048VXH6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000029380 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000029380 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000029380 | LongFloating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000029380 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000032969 | FR_64972GL85
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000032969 | FR_896035DH2
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000032969 | FR_898526FF0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000032969 | FR_650116HA7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000032969 | FR_64966QG79
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000032969 | FR_64971XX94
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000032969 | FR_733580S88
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000032969 | FR_896035CF7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000032969 | FR_64972GF41
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000032969 | FR_65000B7X0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000032969 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000032969 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000032969 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000032971 | FR_64972GL85
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000032971 | FR_896035DH2
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000032971 | FR_898526FF0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000032971 | FR_650116HA7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000032971 | FR_64966QG79
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000032971 | FR_64971XX94
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000032971 | FR_733580S88
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000032971 | FR_896035CF7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000032971 | FR_64972GF41
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000032971 | FR_65000B7X0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000032971 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000032971 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000032971 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000122676 | FR_64972GL85
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000122676 | FR_896035DH2
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000122676 | FR_898526FF0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000122676 | FR_650116HA7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122676 | FR_64966QG79
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122676 | FR_64971XX94
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122676 | FR_733580S88
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122676 | FR_896035CF7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122676 | FR_64972GF41
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122676 | FR_65000B7X0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122676 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000122676 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000122676 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000184733 | FR_64972GL85
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000184733 | FR_896035DH2
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000184733 | FR_898526FF0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000184733 | FR_650116HA7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000184733 | FR_64966QG79
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000184733 | FR_64971XX94
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000184733 | FR_733580S88
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000184733 | FR_896035CF7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000184733 | FR_64972GF41
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000184733 | FR_65000B7X0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000184733 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000184733 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000184733 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000106577 | FR_64972GL85
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000106577 | FR_896035DH2
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000106577 | FR_898526FF0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000106577 | FR_650116HA7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000106577 | FR_64966QG79
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000106577 | FR_64971XX94
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000106577 | FR_733580S88
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000106577 | FR_896035CF7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000106577 | FR_64972GF41
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000106577 | FR_65000B7X0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000106577 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000106577 | LongMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000106577 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.10%